Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Title Plant	Dec. 31, 2012 Title Plant	Dec. 31, 2011 Title Plant	Dec. 31, 2013 Agent premium lag accrual	Dec. 31, 2012 Agent premium lag accrual	Dec. 31, 2011 Agent premium lag accrual	Dec. 31, 2013 ABRH [Member]	Dec. 31, 2013 Remy	Sep. 30, 2013 Remy
New Accounting Pronouncements or Change in Accounting Principle
Business Acquisition, Percentage of Voting Interests Acquired										55.00%	51.00%	51.00%
Equity Method Investment, Ownership Percentage										45.00%		47.00%
Goodwill, Impairment Loss	$ 0
Impairment of Intangible Assets (Excluding Goodwill)	0
Other Asset Impairment Charges				4,000,000	13,000,000	3,000,000
Deposits	588,000,000	528,000,000
Agent commission split rate							76.10%	76.20%	77.10%
Provision for title insurance claims on current year policies	7.00%	6.80%
Change in agency premium accrual							7,000,000	1,000,000	8,000,000
Agency premium accrual							74,000,000	90,000,000
Agency title insurance premiums	2,352,000,000	2,101,000,000	1,830,000,000				364,000,000	438,000,000
Accrued agent commissions							290,000,000	348,000,000
Disposal Group, Including Discontinued Operation, Revenue	8,000,000	36,000,000	41,000,000
Pre-tax earnings from discontinued operations included in results of operations	$ (1,000,000)	$ 9,000,000